UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from August 1, 2006 to August 31, 2006

Commission File Number of issuing entity: 333-128722-03

CAPITAL ONE AUTO FINANCE TRUST 2006-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-128722

CAPITAL ONE AUTO RECEIVABLES, LLC
(Exact name of depositor as specified in its charter)

CAPITAL ONE AUTO FINANCE, INC.
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

140 E. Shore Drive, Room 1052-D
Glen Allen, Virginia 23059
(Address of principal executive offices of
issuing entity)

(804) 290-6736
(Telephone number, including area code)

51-6577763
(I.R.S. Employer Identification No.)

N/A
(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10–D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10–D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

PART II – OTHER INFORMATION

ITEM 7 – Significant Enhancement Provider Information.

The consolidated financial statements of MBIA Insurance Corporation and its subsidiaries (“MBIA”) are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q filed by MBIA Inc. (File No. 1-09583) with the SEC on August 4, 2006. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that information concerning MBIA is accurate as of any date other than the date that such
Form 10-Q was filed with the SEC.

ITEM 9 – Exhibits

(a)           The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1                                    Monthly Servicer Report

Exhibit 99.2                                    Copy of the consolidated financial statements of MBIA Insurance Corporation and its subsidiaries (incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q filed by MBIA Inc. (File No. 1-09583) with the SEC on August 4, 2006).

(b)           The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 12, 2006

CAPITAL ONE AUTO FINANCE TRUST 2006-B
(Issuing Entity)

By: CAPITAL ONE AUTO FINANCE, INC.
(Servicer)

	By:	/s/ Franklin A. Thacker
	Name:	Franklin A Thacker
	Title:	Assistant Vice President

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer Report.
99.2

Copy of the consolidated financial statements of MBIA Insurance Corporation and its subsidiaries (incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q filed by MBIA Inc. (File No. 1-09583) with the SEC on August 4, 2006).